Condensed Interim Consolidated Statements of Loss and Comprehensive Loss (Unaudited) - USD ($) $ in Thousands	3 Months Ended		9 Months Ended
	Sep. 30, 2025	Sep. 30, 2024	Sep. 30, 2025	Sep. 30, 2024
Profit or loss [abstract]
Revenues (note 3)	$ 1,483	$ 1,871	$ 5,732	$ 6,265
Cost of sales	(862)	(914)	(3,694)	(3,585)
Gross profit	621	957	2,038	2,680
Research and development	527	2,799	2,351	5,391
Selling, general and administrative	2,101	2,992	7,664	7,702
Impairment of property and equipment (note 7)	240		240
Write-down of inventory (note 4)	76		76
Impairment of intangible assets		1,459		1,459
Total operating expenses	2,944	7,250	10,331	14,552
Loss from operations	(2,323)	(6,293)	(8,293)	(11,872)
Foreign exchange loss	(32)	(55)	(166)	(13)
Finance costs	(43)	(22)	(136)	(106)
Interest income	57	210	246	293
Other income	4	21	20	96
Change in fair value of warrant and DSU liabilities	518	272	154	2,026
Other income	504	426	118	2,296
Loss before income taxes	(1,819)	(5,867)	(8,175)	(9,576)
Income tax recovery (expense)		112		998
Net loss	(1,819)	(5,755)	(8,175)	(8,578)
Items that may be reclassified subsequently to profit or loss:
Foreign currency translation adjustments	(196)	(334)	(1,179)	(841)
Items that will not be reclassified subsequently to profit or loss:
Actuarial gain (loss) on defined benefit plans (note 9)	(2)	(936)	1,237	(936)
Comprehensive loss	$ (2,017)	$ (7,025)	$ (8,117)	$ (10,355)
Basic loss per share	$ (0.57)	$ (1.85)	$ (2.59)	$ (3.58)
Diluted loss per share	$ (0.57)	$ (1.85)	$ (2.59)	$ (3.58)
Weighted average number of shares outstanding basic	3,177,261	3,106,503	3,159,381	2,394,927
Weighted average number of shares outstanding diluted	3,177,261	3,106,503	3,159,381	2,394,927